Legal proceedings and regulatory matters (Details) € in Millions, $ in Millions, $ in Billions	1 Months Ended										2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€) complaint	Sep. 30, 2019 complaint	Mar. 31, 2019 complaint	Sep. 30, 2018 lawsuit	Jan. 31, 2018	Feb. 28, 2017 financial_institution	Dec. 31, 2016	Apr. 30, 2016 complaint	Jul. 31, 2014 CAD ($)	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 complaint	Dec. 31, 2019 USD ($) complaint action	Dec. 31, 2018 USD ($) plaintiff	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 97,723													$ 97,723	$ 96,410
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period								1 month
Number of groups of plaintiffs | plaintiff															5
Benchmark Rate Litigation, Intercontinental Exchange Libor
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit												3
Benchmark Rate Litigation, Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit											2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period						3 years
New claims filed | lawsuit					2
Number of financial institutions included in complaint for proceedings | financial_institution							18
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
New claims filed									2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action														2
Legal proceedings contingent liability | Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	500													$ 500
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $																$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $																$ 4,000
HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 11,350													$ 11,350	$ 8,842
HSBC Holdings | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Damages sought | $										$ 20
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims														10
Number of pending claims with motions to dismiss														3
Number of claims dismissed		1	1	1
Number of claims seeking amendment														1
Number of claims on appeal														2
Number of new pending claims with motions to dismiss														3
Number of pending claims at an early stage														4
HSBC Private Bank (Suisse) SA | Tax-related investigation
Disclosure of contingent liabilities [line items]
Settlement amount | €		€ 295
Deferred prosecution agreement period	3 years
Damages awarded | $	$ 192
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of new claims filed													2